Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Ext. Method
#: 1
	$ 613	Royalties	United States (U.S.)	snj:US-NM	New Mexico	Oil and Natural Gas [Member]	Well
#: 2
	17	Bonuses	United States (U.S.)	snj:US-NM	New Mexico	Oil and Natural Gas [Member]	Well
#: 3
	4	Fees	United States (U.S.)	snj:US-NM	New Mexico	Oil and Natural Gas [Member]	Well
#: 4
	182	Royalties	United States (U.S.)	snj:US-ND	North Dakota	Oil and Natural Gas [Member]	Well
#: 5
	2	Fees	United States (U.S.)	snj:US-ND	North Dakota	Oil and Natural Gas [Member]	Well
#: 6
	13	Royalties	United States (U.S.)	snj:US-OK	Oklahoma	Oil and Natural Gas [Member]	Well
#: 7
	2	Royalties	United States (U.S.)	snj:US-TX	Texas	Oil and Natural Gas [Member]	Well
#: 8
	48	Royalties	United States (U.S.)	snj:US-WY	Wyoming	Oil and Natural Gas [Member]	Well
#: 9
	1	Fees	United States (U.S.)	snj:US-WY	Wyoming	Oil and Natural Gas [Member]	Well
#: 10
	150	Taxes	United States (U.S.)		Corporate entity-level	Oil and Natural Gas [Member]	Well
#: 11
	16	Royalties	Canada	snj:CA-AB	Alberta	Oil and Natural Gas [Member]	Well
#: 12
	$ 5	Fees	Canada	snj:CA-AB	Alberta	Oil and Natural Gas [Member]	Well